Subsequent events to the reporting date - Purchase Price Allocation (Details) - Business combinations - Fibria - BRL (R$) R$ in Thousands	Jan. 03, 2019	Jan. 10, 2019	Jan. 02, 2019
Purchase price allocation
Cash consideration	R$ 27,797,000	R$ 27,797,440
Issuance of shares (Suzano)	9,438,000		R$ 9,438,413
Total consideration	37,235,000
Book value of Fibria's shareholder's equity	14,149,000
Elimination of the book value of existing goodwill, net of the deferred income taxes	(3,495,000)
Mandatory minimum dividends (Eliminated balance)	725,000
Book value of Fibria's shareholders' equity, net of goodwill	11,379,000
Adjustments to fair value
Inventories	2,179,000
Property, plant and equipment	9,445,000
Customer relationship	9,031,000
Port Assets	749,000
Possible contingent losses	(2,971,000)
Loans and Financing	(60,000)
Taxes recoverable	(236,000)
Other Net Assets and Liabilities	369,000
Deferred taxes, net	(547,000)
Total impact of fair value	17,959,000
Total Preliminary goodwill	R$ 7,897,000
Period of past sales information	5 years
Direct costs consisting of expenses with legal fees, auditing and other consulting services	R$ 63,690